Provision for risks of tax, civil and labor losses and Judicial deposits and escrow accounts - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Oct. 10, 2018		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Changes in provision
Beginning balance				R$ 609,007	R$ 554,565
Additions				13,174	20,537
Reversals				(13,829)	7,523
Interest				13,297	41,428
Total effect on the results				15,537	54,442
Payments				(7,716)
Ending balance	R$ 554,565			613,933	609,007
Reconciliation with profit or loss for the period
Finance expense				(13,297)	(41,428)
General and administrative expenses				(11,737)	(4,198)
General and administrative expenses				13,829	7,523
Income tax and social contribution				(1,437)	(16,339)
Addition (Total)				13,174	20,537
Reversal (Total)				(13,829)	7,523
Interest (Total)				13,297	41,428
Total effect on the results (Total)				15,537	54,442
Somos - Anglo (Predecessor)
Changes in provision
Beginning balance	503,141	R$ 9,258				R$ 16,399
Additions		426,213				1,480
Reversals		(2,169)				(2,713)
Interest		70,606
Total effect on the results		494,650				(1,233)
Payments		(767)				(5,908)
Ending balance		503,141				9,258
Reconciliation with profit or loss for the period
Finance expense		(70,606)
Finance expense - Total effect on the results		(70,606)
General and administrative expenses		(152,763)
General and administrative expenses		2,169
General and administrative expenses - Total effect on the results		(150,594)
Income tax and social contribution		(273,450)
Income tax and social contribution - Total effect on the results		(273,450)
Addition (Total)		426,213				1,480
Reversal (Total)		(2,169)				(2,713)
Interest (Total)		70,606
Total effect on the results (Total)		494,650				(1,233)
Tax proceedings (i)
Changes in provision
Beginning balance				557,783	502,764
Additions				10,651	16,339
Reversals				(4,189)	(699)
Interest				11,479	39,379
Total effect on the results				20,836	55,019
Payments
Ending balance	502,764			572,724	557,783
Reconciliation with profit or loss for the period
Addition (Total)				10,651	16,339
Reversal (Total)				(4,189)	(699)
Interest (Total)				11,479	39,379
Total effect on the results (Total)				20,836	55,019
Tax proceedings (i) | Somos - Anglo (Predecessor)
Changes in provision
Beginning balance	492,550 [1]	81
Additions		421,906	[1]			81
Reversals			[1]
Interest		70,563	[1]
Total effect on the results		492,469	[1]			81
Payments			[1]
Ending balance		492,550	[1]			81
Reconciliation with profit or loss for the period
Addition (Total)		421,906	[1]			81
Reversal (Total)			[1]
Interest (Total)		70,563	[1]
Total effect on the results (Total)		492,469	[1]			81
Labor proceedings (ii)
Changes in provision
Beginning balance				51,193	49,652
Additions				2,093	4,133
Reversals				(9,538)	(4,585)
Interest				1,805	1,993
Total effect on the results				(5,640)	1,541
Payments				(7,657)
Ending balance	49,652			37,896	51,193
Reconciliation with profit or loss for the period
Addition (Total)				2,093	4,133
Reversal (Total)				(9,538)	(4,585)
Interest (Total)				1,805	1,993
Total effect on the results (Total)				(5,640)	1,541
Labor proceedings (ii) | Somos - Anglo (Predecessor)
Changes in provision
Beginning balance	10,587	9,173	[2]			15,671	[2]
Additions		4,315				1,312
Reversals		(2,169)				(2,697)
Interest		35
Total effect on the results		2,181				(1,385)
Payments		(767)				(5,113)
Ending balance		10,587				9,173	[2]
Reconciliation with profit or loss for the period
Addition (Total)		4,315				1,312
Reversal (Total)		(2,169)				(2,697)
Interest (Total)		35
Total effect on the results (Total)		2,181				(1,385)
Civil proceedings
Changes in provision
Beginning balance				31	2,149
Additions				430	65
Reversals				(102)	(2,239)
Interest				13	56
Total effect on the results				341	(2,118)
Payments				(59)
Ending balance	2,149			313	31
Reconciliation with profit or loss for the period
Addition (Total)				430	65
Reversal (Total)				(102)	(2,239)
Interest (Total)				13	56
Total effect on the results (Total)				R$ 341	R$ (2,118)
Civil proceedings | Somos - Anglo (Predecessor)
Changes in provision
Beginning balance	R$ 4	4				728
Additions		(8)				87
Reversals						(16)
Interest		8
Total effect on the results						71
Payments						(795)
Ending balance		4				4
Reconciliation with profit or loss for the period
Addition (Total)		(8)				87
Reversal (Total)						(16)
Interest (Total)		8
Total effect on the results (Total)						R$ 71

[1]	Mainly refers to income tax positions taken by the Business in connection with a corporate reorganization held in 2010. In 2018, given a tax assessment via an Infraction Notice received by Business for certain periods opened for tax audit coupled with an unfavorable jurisprudence on a similar tax case also reached in 2018, the Business reassessed this income tax position and recorded a liability, including interest and penalties, in the combined carve-out financial statements.
[2]	The Business is a party to labor demands, which the most frequent cases refer to holiday proportional, salary differential, night additional pay, overtime, social contribution, among others. There are no individual labor demands with material amounts that require specific disclosure.